Schedule of other receivables (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ValueAddedTaxReceivableCurrent	€ 427	€ 220
Research and development tax credit receivable from the French State	256	426
Research and development subsidies receivable from the French State	90	0
Personnel advances	35	37
OtherReceivables	34	37
NontradeReceivablesCurrent	€ 842	€ 720